UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

          FORM 13F

          FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment[]; Amendment Number:

This Amendment (Check only one): [] is a restatement.
                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE,
         Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor  Grand Rapids, MI July 26, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[] 13F NOTICE.

[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total:$220,011

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     2164 25800.000SH       SOLE                                  25800.000
AT&T                           COM              001957109     4436 140281.000SH      SOLE                49650.000         90631.000
                                                               145 4584.000 SH       OTHER                              4584.000
Alcoa                          COM              013817101     3980 137230.000SH      SOLE                52000.000         85230.000
American Home Products         COM              026609107      278 4725.000 SH       SOLE                                   4725.000
American International Group   COM              026874107     1734 14754.000SH       SOLE                 1531.000         13223.000
Andrew Corporation             COM              034425108     5366 159875.000SH      SOLE                37800.000        122075.000
Apache Corp.                   COM              037411105     2197 37350.000SH       SOLE                 2900.000         34450.000
Automatic Data Processing      COM              053015103      321 6000.000 SH       SOLE                                   6000.000
Axa Financial, Inc.            COM              002451102     5605 164845.000SH      SOLE                58200.000        106645.000
BP Amoco PLC Spons ADR         COM              055622104      836 14779.000SH       SOLE                                  14779.000
                                                               227 4012.000 SH       OTHER                              4012.000
Bell Atlantic                  COM              077853109      164 3224.000 SH       SOLE                  100.000          3124.000
                                                               197 3860.000 SH       OTHER                              3860.000
Bell South Ind                 COM              079860102      183 4300.000 SH       SOLE                                   4300.000
                                                               209 4912.000 SH       OTHER                              4912.000
Brady Corporation Cl A         COM              104670106      208 6400.000 SH       SOLE                                   6400.000
Bristol Myers Squibb           COM              110122108     1807 31015.000SH       SOLE                 4000.000         27015.000
Cable Design Technologies      COM              126924109     6556 195716.000SH      SOLE                59690.000        136026.000
Canadian National Railway      COM              136375102     4717 161624.000SH      SOLE                58228.000        103396.000
Carnival Corp Class A          COM              143658102     4501 230800.000SH      SOLE                76200.000        154600.000
Chase Manhattan Corp.          COM              16161a108     4600 99871.000SH       SOLE                37937.500         61933.500
Coca-Cola Company              COM              191216100      725 12630.000SH       SOLE                                  12630.000
Colgate Palmolive              COM              194162103     1868 31190.000SH       SOLE                   50.000         31140.000
Comerica Inc                   COM              200340107     2405 53597.000SH       SOLE                  750.000         52847.000
Compaq Computer Corp.          COM              204493100     5532 216400.000SH      SOLE                75975.000        140425.000
DPL Inc                        COM              233293109      365 16628.000SH       SOLE                                  16628.000
Diebold, Inc.                  COM              253651103     4769 171092.000SH      SOLE                57917.000        113175.000
Dupont                         COM              263534109      269 6158.000 SH       SOLE                                   6158.000
Elan Corp. PLC ADR             COM              284131208     5130 105900.000SH      SOLE                37250.000         68650.000
Electronic Data System Corp.   COM              285661104     5686 137840.000SH      SOLE                48933.000         88907.000
Enron                          COM              293561106      607 9408.000 SH       SOLE                                   9408.000
Equity Office Properties Trust COM              294741103     2172 78807.000SH       SOLE                42786.000         36021.000
Equity Residential Properties  COM              29476L107     2245 48800.000SH       SOLE                11100.000         37700.000
Everest RE Group Ltd           COM              G3223r108     5668 172410.000SH      SOLE                61200.000        111210.000
Exxon Mobil Corporation        COM              302316102     5675 72299.003SH       SOLE                24018.000         48281.003
                                                               330 4208.000 SH       OTHER                              4208.000
Fannie Mae                     COM              313586109     5865 112375.000SH      SOLE                35640.000         76735.000
GTE Corp.                      COM              362320103     5322 85497.000SH       SOLE                29633.000         55864.000
General Electric               COM              369604103    10873 205146.000SH      SOLE                41300.000        163846.000
Herman Miller Inc.             COM              600544100      373 14400.000SH       SOLE                                  14400.000
Hewlett Packard Company        COM              428236103      440 3525.000 SH       SOLE                                   3525.000
Honeywell International, Inc.  COM              438516106     3615 107307.000SH      SOLE                41150.000         66157.000
IBM                            COM              459200101     6250 57047.000SH       SOLE                18042.000         39005.000
Intel Corp                     COM              458140100     1152 8620.000 SH       SOLE                                   8620.000
International Paper Co.        COM              460146103     4399 147555.000SH      SOLE                55450.000         92105.000
JLG Industries                 COM              466210101     1273 107200.000SH      SOLE                                 107200.000
Johnson & Johnson              COM              478160104     7411 72750.000SH       SOLE                25600.000         47150.000
Kroger Co.                     COM              501044101     4672 211750.000SH      SOLE                95100.000        116650.000
Lucent Technologies            COM              549463107      174 2941.000 SH       SOLE                                   2941.000
                                                               235 3960.000 SH       OTHER                              3960.000
MBIA Inc                       COM              55262C100     4550 94431.000SH       SOLE                32466.000         61965.000
McDonalds Corp                 COM              580135101      726 22030.000SH       SOLE                                  22030.000
Mediaone Group Inc.            COM              58440J104      127 1900.000 SH       SOLE                                   1900.000
                                                               106 1592.000 SH       OTHER                              1592.000
Medtronic Inc                  COM              585055106      354 7100.000 SH       SOLE                                   7100.000
Mercantile Bankshares Corp.    COM              587405101     3274 109825.000SH      SOLE                43000.000         66825.000
Merck & Company                COM              589331107     5284 68953.000SH       SOLE                24800.000         44153.000
Microsoft Corp.                COM              594918104      238 2980.000 SH       SOLE                                   2980.000
Minnesota Mining & Mfg         COM              604059105      250 3026.000 SH       SOLE                                   3026.000
Motorola                       COM              620076109     3157 108645.000SH      SOLE                44300.000         64345.000
Nabors Industries              COM              629568106     5625 135335.000SH      SOLE                45150.000         90185.000
Old Kent Financial Corp        COM              679833103      935 34967.000SH       SOLE                  300.000         34667.000
                                                               594 22213.000SH       OTHER                             22213.000
PepsiCo                        COM              713448108      348 7825.000 SH       SOLE                                   7825.000
Pfizer                         COM              717081103     1232 25665.000SH       SOLE                                  25665.000
Proctor & Gamble               COM              742718109      235 4100.000 SH       SOLE                                   4100.000
Royal Dutch Petroleum          COM              780257705      517 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      725 16758.000SH       SOLE                                  16758.000
                                                               461 10665.000SH       OTHER                             10665.000
SPX Corp                       COM              784635104     7438 61503.000SH       SOLE                18883.000         42620.000
Santa Fe International         COM              G7805C108      505 14450.000SH       SOLE                  200.000         14250.000
Sara Lee                       COM              803111103      309 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     2464 48798.000SH       SOLE                  200.000         48598.000
Schlumberger                   COM              806857108      549 7355.000 SH       SOLE                                   7355.000
Shell Transport & Trading      COM              822703609      739 14800.000SH       SOLE                  200.000         14600.000
Stryker Corp                   COM              863667101      210 4800.000 SH       SOLE                                   4800.000
Sykes Enterprises              COM              871237103     2564 199160.000SH      SOLE                72950.000        126210.000
Tellabs, Inc.                  COM              879664100     6778 99035.000SH       SOLE                33710.000         65325.000
Transocean Sedco Forex, Inc.   COM              G90078109     5148 96334.000SH       SOLE                39832.000         56502.000
Tyco International Ltd New     COM              902124106     8778 185286.000SH      SOLE                59102.000        126184.000
US West, Inc. NEW              COM              91273H101       79  923.000 SH       SOLE                                    923.000
                                                               140 1635.000 SH       OTHER                              1635.000
USX-Marathon Group             COM              902905827     2685 107133.000SH      SOLE                46308.000         60825.000
Walgreen Co.                   COM              931422109      257 8000.000 SH       SOLE                                   8000.000
Wells Fargo & Co.              COM              949740104       46 1200.000 SH       SOLE                                   1200.000
                                                               581 15000.000SH       OTHER                             15000.000
WorldCom, Inc.                 COM              98157D106     6071 132329.000SH      SOLE                47164.000         85165.000
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